Retirement and Welfare Benefits (Details Narrative)	12 Months Ended
Mar. 31, 2019 USD ($)
Maximum amount of employees contribution	$ 192
Hong Kong [Member]
Maximum amount of employees contribution	$ 1,500
Percent of employees contribution	5.00%